Common Stock	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 8 - Common Stock

During the year ended December 31, 2014, the Company issued 25,000 common shares to a director for his services at $0.08 per share. The per share price was based on fair value of the services received. The Company also issued 170,000 common shares valued at $0.25 per share for a total of $42,500 for subscriptions received in prior years. The Company returned the remaining balance of subscriptions previously received of $55,000 to other investors without issuing shares. Interest of $2,554 was paid to these investors. Finally, In the transaction whereby Chongster Ltd. agreed to accept cash proceeds of £30,000 (US$ 50,460) for amounts owing (See Note 11) 139,412 shares were returned to the Company for cancellation. The shares were valued at a nominal $1 representing their fair value in the transaction.

During the year ended December 31, 2013, the Company received $67,500 in share subscriptions representing 270,000 common shares of the Company valued at $0.25 per share. During the year ended December 31, 2012, the Company received $30,000 in share subscriptions representing 120,000 common shares of the Company valued at $0.25 per share. As no shares were issued during either years, $97,500 and $30,000 were disclosed as share subscriptions received on the balance sheets of December 31, 2013 and 2012 respectively.